FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details) $ in Millions	Jun. 30, 2018 USD ($) £ / $ £ / € $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $	Dec. 31, 2017 USD ($) £ / $ $ / $ ¥ / $ $ / shares € / $ ₨ / $ ₩ / $
Disclosure of detailed information about financial instruments [line items]
Fair value	$ (48,406)	$ (45,869)
Fair value	$ 3,874	$ 3,528
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional	322	191
Fair value		$ (7)
Fair value	$ 21
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.78	0.83
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.84	0.92
Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional		2,923
Fair value		$ (237)
Net investment hedges | British Pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $		0.73
Net investment hedges | British Pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $		0.81
Net investment hedges | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional	687	768
Fair value		$ (21)
Fair value	$ 14
Net investment hedges | Australian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.27	1.26
Net investment hedges | Australian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.36	1.38
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional	1,171	1,165
Fair value	$ (3)	$ (7)
Net investment hedges | Chinese Yuan | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.34	6.71
Net investment hedges | Chinese Yuan | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	7.01	7.09
Net investment hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional	118	127
Rates | $ / shares	1.31
Fair value		$ 0
Fair value	$ 4
Net investment hedges | Canadian Dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares		1.25
Net investment hedges | Canadian Dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares		1.26
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional	616,289	616,289
Fair value		$ (26)
Fair value	$ 0
Net investment hedges | South Korean Won | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,106.90	1,084.95
Net investment hedges | South Korean Won | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,113.04	1,127.75
Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional	19,834
Fair value	$ 14
Net investment hedges | Indian Rupee | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	67.44
Net investment hedges | Indian Rupee | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₨ / $	68.37
Cash flow hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional		150
Rates | $ / shares		1.27
Fair value		$ 1
Cash flow hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional		771
Rates | ₨ / $		65.24
Fair value		$ 0
Pounds per Dollar | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional	3,556
Fair value	$ 110
Pounds per Dollar | Net investment hedges | British Pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.69
Pounds per Dollar | Net investment hedges | British Pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.76
Pounds per Euro | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional	77
Fair value	$ 0
Pounds per Euro | Net investment hedges | British Pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / €	0.88
Pounds per Euro | Net investment hedges | British Pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / €	0.92